Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

26. Commitments and Contingencies

(a) Claims

There are no claims known to management related to the activities of the Company.

(b) Patent license agreements

On October 29, 2018, ProQR signed an agreement with Ionis Pharmaceuticals (“Ionis”) to license QR-1123 (formerly “IONIS-RHO-2.5Rx”), an RNA medicine for autosomal dominant retinitis pigmentosa (“adRP”) caused by the P23H mutation in the rhodopsin (“RHO”) gene. Under the terms of the agreement, ProQR was granted an exclusive worldwide license to QR-1123 and relevant patents. In 2018, ProQR paid the first installment of an upfront payment in ordinary shares in the aggregate amount of $ 2,500,000 at $ 22.23 per share, which represents a 20% premium (based on the volume weighted average price of the previous 20 trading days) to its common stock, to Ionis upon signing the agreement. In 2019, ProQR paid the second installment of the upfront payment in ordinary shares in the aggregate amount of $ 3,501,000, at $ 9.43 per share. This license agreement was terminated effective January 2024.

In April 2014, the Company entered into a Patent License Agreement with Radboud University Medical Center (“Radboud”) in the field of antisense oligonucleotide-based therapy for Leber congenital amaurosis (“LCA”). Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell, offer for sale and import certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of LCA. This license is assigned in full per December 2023 as part of the divestment of the product sepofarsen.

In June 2015, the Company entered into another license agreement with Radboud. Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell, offer for sale and import certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of Usher syndrome. This license was assigned in full per December 2023 as part of the divestment of the product ultevursen.

In January 2018, the Company entered into a license agreement with Inserm Transfert SA and Assistance-Publique-Hôpiteaux de Paris. Under the terms of the agreement, the Company has a world-wide, exclusive, royalty-bearing license under patent rights belonging to Inserm Transfert SA and other co-owners to develop, have developed, make, have made, use, have used and sell, have sold or otherwise distribute certain licensed products related to antisense oligonucleotides for treating LCA and method of treatment claims relating to modulation of the splicing of the CEP290 gene product. This license agreement is assigned per December 2023 in connection with the sale of the ophthalmology products, sepofarsen and ultevursen. In consideration for the assignment, the Company has agreed to accept certain royalty obligations upon sepofarsen reaching certain regulatory milestones and net sales of products sold.

In January 2017, the Company entered into an agreement with the Leiden University Medical Center (“LUMC”), which gives us a world-wide, exclusive, royalty-bearing license in the field of Huntington’s disease, under certain patent rights of LUMC regarding antisense oligonucleotide based therapies. This license agreement contains certain diligence obligations for the Company coupled to milestone payments and complements the Company’s intellectual property relating to the HD program. This license was terminated per July 2023.

In February 2019, the Company entered into an agreement with the University of Rochester, New York, which gives us a world-wide, exclusive, royalty-bearing, sublicensable license in the field of antisense oligonucleotides for use in nucleotide specific RNA editing through pseudouridylation, under certain patent rights of University of Rochester. This license agreement contains certain diligence obligations for the Company coupled to milestone payments and complements the Company’s intellectual property relating to the Axiomer/pseudouridylation program.

In September 2020, the Company entered into an agreement with Vico Therapeutics B.V., which gives us a world-wide, exclusive, royalty-bearing, sublicensable license in the field of the prophylactic and therapeutic use of antisense oligonucleotide for the treatment of Fuch’s Endothelial Corneal Dystrophy caused by a trinucleotide repeat, under certain patent rights of Vico Therapeutics B.V. In partial consideration of the rights and licenses granted by the license agreement, the Company is required to make annual maintenance payments. Unless terminated earlier in accordance with the terms of the license agreement, the agreement will stay in effect until the expiration of all of the licensed patent rights. The license agreement may be terminated by either party in the event of an uncured breach by the breaching party. Vico Therapeutics B.V. may terminate the license agreement if the Company applies for an order or an order is made declaring the Company bankrupt or granting the Company suspension of payments, or a liquidator is appointed for the Company, or the Company is dissolved, liquidated, or ceases to carry on all or a substantial part of its business or a decision is taken to that effect, or in the event uncured payment defaults. The development of this candidate has been suspended per the strategic shift in focus as announced in August 2022.

(c) Clinical support agreements

On February 9, 2018, the Company entered into an agreement with FFB, under which FFB has provided funding of $ 6.8 million (€ 6.3 million) to advance ultevursen into the clinic.

Pursuant to the terms of the agreement, we were obligated to make certain repayments to FFB subject to development milestones. In December 2023, upon the occurrence of the sale of ultevursen to Théa, these payables were settled by means of a lump-sum payment in the amount of € 1.1 million and a percentage of earn-out payments for milestones and sales to be received by us from Théa, ranging from 5-10%.

(d) Research and development commitments

The Company has research and development commitments, mainly with CRO’s, amounting to € 8,893,000 at December 31, 2023 (2022: € 8,030,000). Of these obligations an amount of € 7,162,000 is due in 2024, the remainder is due in 2 to 5 years.